LONG-TERM BANK LOANS AND BORROWINGS - Two-step loans (Details) ¥ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)
Borrowings and other credit facilities
Current maturities	Rp (9,690)			Rp (9,350)
Long-term portion	36,319	$ 2,548		30,561
Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	355			568
Current maturities	(138)			(184)
Long-term portion	Rp 217			384
Projected net revenue to projected debt service ratio	2
Internal financing exceeding annual average capital expenditure	20.00%
Japanese yen | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	Rp 285		¥ 2,304	418		¥ 3,072
Interest rate (as a percent)	2.95%	2.95%	2.95%
United States Dollar | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	Rp 14	$ 1		59	$ 4
Interest rate (as a percent)	3.85%	3.85%	3.85%
Rupiah | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	Rp 56			Rp 91
Interest rate (as a percent)	7.50%	7.50%	7.50%